Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Entity Registrant Name	General Electric Capital Corp
Entity Central Index Key	0000040554
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well Known Seasoned Issuer	Yes
Entity Common Stock, Shares Outstanding	1,000
Entity Public Float	$ 0